Business Combinations - Additional Information (Detail) - CAD ($) $ in Millions		1 Months Ended
	Sep. 18, 2019	Jul. 31, 2018	Aug. 31, 2016
Niagara Reinforcement Limited Partnership [Member]
Business Acquisition [Line Items]
Consideration transferred	$ 119
Six Nations of the Grand River Development Corporation and Mississaugas of the Credit First Nation [Member]
Business Acquisition [Line Items]
Consideration transferred	$ 12
Orillia Power Distribution Corporation [Member]
Business Acquisition [Line Items]
Purchase price of acquisition			$ 41
Business acquisition, consideration outstanding indebtedness			$ 15
Peterborough Distribution Inc. [Member]
Business Acquisition [Line Items]
Purchase price of acquisition		$ 105
Six Nations of the Grand River Development Corporation [Member] | Niagara Reinforcement Limited Partnership [Member]
Business Acquisition [Line Items]
Percentage of common shares acquired	25.00%
Mississaugas of the Credit First Nation [Member] | Niagara Reinforcement Limited Partnership [Member]
Business Acquisition [Line Items]
Percentage of common shares acquired	0.10%
Option to purchase additional equity interest	19.90%
First Nations [Member] | Niagara Reinforcement Limited Partnership [Member]
Business Acquisition [Line Items]
Percentage of common shares acquired	25.10%
Debt [Member] | Niagara Reinforcement Limited Partnership [Member]
Business Acquisition [Line Items]
Consideration transferred	$ 71
Business combination percentage transferred	60.00%
Equity [Member] | Niagara Reinforcement Limited Partnership [Member]
Business Acquisition [Line Items]
Consideration transferred	$ 48
Business combination percentage transferred	40.00%